INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
For the years ended December 31, 2024, 2023, and 2022, the components of income before income taxes are as follows:

	Year Ended December 31,
	2024	2023	2022
U.S. earnings	$177	$186	$40
Foreign earnings	153	46	53
Total earnings	$330	$232	$93
The income tax provision for the years ended December 31, 2024, 2023, and 2022, consisted of the following:

	Year Ended December 31,
	2024	2023	2022
Current:
U.S. federal	$47	$48	$32
State	14	23	13
Foreign	46	40	22
Total current tax provision	$107	$111	$67

Deferred:
U.S. federal	$(15)	$(10)	$(32)
State	—	(1)	(3)
Foreign	(12)	(21)	(12)
Total deferred tax benefit	$(27)	$(32)	$(47)
Total income tax provision	$80	$79	$20
The reconciliation of the federal statutory income tax rate to the Company’s provision for income taxes is as follows:

	Year Ended December 31,
	2024		2023		2022
Expected provision at statutory federal rate	$70	21.0%	$49	21.0%	$19	21.0%
State tax provision, net of federal benefit	11	3.3%	17	7.3%	7	7.5%
Foreign rate differential	(3)	(0.9%)	(1)	(0.4)%	(4)	(4.3%)
Valuation allowance	(5)	(1.5%)	8	3.4%	(1)	(1)%
Permanent differences and other	3	0.9%	3	1.3%	4	4%
Uncertain tax positions	—	—%	—	—%	(1)	(1)%
Transaction costs	1	0.3%	—	—%	3	3.2%
Withholding taxes on foreign entities	—	—%	—	—%	(9)	(10)%
Section 162(m) limitation	3	0.9%	3	1.3%	2	2.1%
Total provision for income taxes	$80	24.0%	$79	33.9%	$20	22.0%
The components of deferred tax assets and liabilities consisted of the following:

	December 31,
	2024	2023
Deferred tax assets:
Operating and finance lease liabilities	$68	$57
Accrued compensation	42	60
Accrued expenses	27	28
Net operating loss carryforwards	22	28
Contingent consideration and compensation liabilities	14	13
Capital loss carryforwards	51	54
Credits	37	38
Reserves and allowances	6	6
Interest limitation	36	2
Other	7	12
Gross deferred tax assets	310	298
Valuation allowances	(92)	(114)
Net deferred tax assets	$218	$184

Deferred tax liabilities:
Depreciation on fixed assets	$39	$42
Goodwill	44	23
Amortization on identified intangible assets	177	165
Operating lease right-of-use assets	67	56
Derivatives	7	1
Deferred payments	3	4
Pension and post-retirement obligations	16	11
Other	6	2
Gross deferred tax liabilities	$359	$304

Net deferred tax liabilities	$141	$120
Deferred income tax assets represent potential future income tax benefits. Realization of these assets is ultimately dependent upon future taxable income. Deferred tax assets must be reduced by a valuation allowance if, based on all available evidence, it is considered more likely than not that some or all of the recorded deferred tax assets will not be realized in a future period. The Company considers all negative and positive evidence, including the weight of the evidence, to determine if a valuation allowance is required. As of December 31, 2024 and 2023, valuation allowances of $92 and $114 were recorded against certain deferred tax assets of the Company’s domestic and foreign subsidiaries.
As of December 31, 2024, the Company had gross federal, state and foreign net operating loss carryforwards of approximately $0, $20, and $93, respectively. The state net operating loss carryforwards have carryforward periods of five to twenty years and begin to expire in 2029. The foreign net operating loss carryforwards generally have carryback periods of three years, carryforward periods of twenty years, or that are indefinite, and begin to expire in 2025.
As of December 31, 2024, there were approximately $289 of accumulated undistributed earnings of subsidiaries outside of the United States, all of which are considered to be indefinitely reinvested. Due to the complexity of the legal entity structure, the number of legal entities and jurisdictions involved, and the complexity of the laws and regulations, the Company believes it is not practicable to estimate the amount of additional taxes which may be payable upon distribution of these undistributed earnings. Accordingly, no deferred taxes have been provided for withholding taxes or other taxes on permanently reinvested earnings.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2024	2023	2022
Gross unrecognized tax benefits at the beginning of the year	$7	$8	$2
Additions for tax positions taken in a prior period (including acquired uncertain tax positions)	3	—	7
Reductions for tax positions taken in a prior period (including acquired uncertain tax positions)	(1)	(1)	—
Additions for tax positions taken in the current period	—	1	1
Reductions for tax positions due to lapse in statute of limitations	—	(1)	—
Foreign currency translation adjustments	—	—	(2)
Gross unrecognized tax benefits as of the end of the year	$9	$7	$8
The Company’s liability for unrecognized tax benefits is recorded within other noncurrent liabilities on the consolidated balance sheets and recognizes interest and penalties accrued related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. The Company had $3 and $2 of accrued gross interest and penalties as of December 31, 2024 and 2023, respectively. During the years ended December 31, 2024, 2023, and 2022, the Company did not recognize net interest expense.
If all of the Company’s unrecognized tax benefits as of December 31, 2024 were recognized, $12 would impact the Company’s effective tax rate. The Company expects $1 of unrecognized tax benefits to expire in the next twelve months due to lapses in the statute of limitations.
The Company files income tax returns in the U.S. federal jurisdiction, and various state, local and foreign jurisdictions. As of December 31, 2024, with few exceptions, neither the Company nor its subsidiaries are subject to examination. There are various other audits in state and foreign jurisdictions. T